Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

6.  Property, Plant and Equipment

	Useful lives in	December 31,
	years	2015	2014
		(In Thousands)
Machinery, equipment and automotive	3 - 30	$540,315	$311,920
Proved natural gas properties	*	76,277	72,529
Buildings and improvements	10 - 30	40,372	34,022
Furniture, fixtures and store equipment	3 - 10	2,409	2,294
Assets under capital leases	3	425	240
Land improvements	10 - 40	7,183	6,875
Construction in progress	N/A	506,205	291,034
Capital spare parts	N/A	18,047	8,722
Land	N/A	8,974	8,974
		1,200,207	736,610
Less accumulated depreciation, depletion and amortization		221,498	148,486
		$978,709	$588,124

Machinery, equipment and automotive primarily includes the categories of property and equipment and estimated useful lives as follows: processing plants and plant infrastructure (15-30 years); certain processing plant components (3-10 years); and trucks, automobiles, trailers, and other rolling stock (3-7 years).  At December 31, 2015 and 2014, assets capitalized under capital leases consist of machinery and equipment.  Accumulated amortization for assets capitalized under capital leases were $98,000 and $28,000 at December 31, 2015 and 2014, respectively.  During 2015 and 2014, interest cost capitalized in PP&E was $30,348,000 and $13,586,000, respectively.

*	See information concerning natural gas properties included in PP&E in Note 1– Summary of Significant Accounting Policies.